7. ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
ACCRUED EXPENSES

The major components of accrued expenses are summarized as follows:

	June 30, 2018	December 31, 2017
Accrued vacation	$151,843	$152,051
Accrued interest	174,506	175,953
Accrued rent	75,501	77,164
Accrued loss contingency	–	44,423
Other accrued expense	75,837	2,333
Total accrued expenses	$477,687	$451,924

The major components of accrued expenses are summarized as follows:

	December 31, 2017	December 31, 2016
Accrued vacation	$152,051	$136,410
Accrued interest	175,953	235,776
Accrued loan guaranty	–	8,333
Accrued rent	77,164	26,091
Accrued commissions	–	18,828
Accrued loss contingency	44,423	–
Other accrued expense	2,333	4,995
Total accrued expenses	$451,924	$430,433